Estimated Consideration and Preliminary Purchase Price Allocation - Summary of Fair Value of the Net Assets (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Fair Value Assets And Liabilities Acquired Basis [Line Items]
Fair value of assets acquired	$ 449,395
Lines of credit, current	13,620
Contract liabilities, current	12,567
Contract liabilities, net of current portion	10,182
Accounts payable	8,477
Accrued expenses	7,178
Lines of credit, net of current portion	120
Total liabilities assumed	52,144
Net Assets Acquired	397,251
In Process Research and Development [Member]
Fair Value Assets And Liabilities Acquired Basis [Line Items]
Fair value of assets acquired	418,755
Cash and Cash Equivalents [Member]
Fair Value Assets And Liabilities Acquired Basis [Line Items]
Fair value of assets acquired	19,346
Accounts Receivable [Member]
Fair Value Assets And Liabilities Acquired Basis [Line Items]
Fair value of assets acquired	5,329
Assembled Workforce [Member]
Fair Value Assets And Liabilities Acquired Basis [Line Items]
Fair value of assets acquired	3,024
Prepaid Expenses and Other Current Assets [Member]
Fair Value Assets And Liabilities Acquired Basis [Line Items]
Fair value of assets acquired	2,771
Property, Plant and Equipment [Member]
Fair Value Assets And Liabilities Acquired Basis [Line Items]
Fair value of assets acquired	$ 170